Borrowings (Table)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Borrowings
	December 31, 2013	December 31, 2012

Term Loan B facility	$ 437,778	$ —
Credit facilities	100,020	299,709
Total borrowings	$ 537,798	$ 299,709
Less: Unamortized discount	(4,474)	—
Less: current portion, net of unamortized discount	(5,358)	(23,727)
Total long-term borrowings, net of unamortized discount	$ 527,966	$ 275,982

Maturities Of Long Term Debt
Year	Amount
2014	$ 6,373
2015	14,142
2016	20,624
2017	76,436
2018	420,223
2019 and thereafter	—
$ 537,798
.